Organization and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 26, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Accounts receivable, allowance for credit loss						$ 0	$ 0
Change in net unrealized gains (losses) on available for sale investments, net of tax		$ 0	$ 0	$ 0	$ (2)	(397)	175
Property plant and equipment repairs and maintanance						10	67
Costs of caputalization of software						629	0
Research and development		7,571	$ 6,862	14,462	$ 14,278	25,754	26,587
Advertising costs						2,631	1,129
Cash FDIC Insurance amount						30,728
Cash and cash equivalents		14,107		14,107		31,543	10,806
Collectible receivables		7,792		7,792		6,667
Working capital						68,012
Short-term Investments [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Investments							1,398
Long-term Investments [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Investments							$ 0
IronNet Cybersecurity Inc [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Proceeds from merger	$ 138,250
IronNet Cybersecurity Inc [Member] | Business Combination Agreement [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Proceeds from merger	$ 138,250
Business Acquisition, Transaction Costs		$ 1,752		$ 1,752		$ 0
IronNet Cybersecurity Inc [Member] | Business Combination Agreement [Member] | Subsequent Event [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Weighted Average Number of Shares, Contingently Issuable | shares	1,078
Number of consecutive trading days for determining the share price	10 days
Common stock diluted exchange ratio	0.8141070
Conversion of Stock, Shares Converted | shares	15,929
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common stock shares Redemption Rights	92.3
Common stock shares Redemption, Par Value Per Share | $ / shares	$ 10.03
Common stock agreegate redemption amount	$ 159,764
IronNet Cybersecurity Inc [Member] | Business Combination Agreement [Member] | Subsequent Event [Member] | Share Price Equals Or Exceeds Dollars Thirteen [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 13.00